Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of Lease Liabilities [Roll Forward]
Balance at beginning of period	€ 5,294	€ 7,226
Additions	2,030	1,969
Sale of the towers division of Telxius	2,650
Principal and interests payments	1,859	1,761
Principal payments (Note 28)	(1,782)	(1,787)
Interests payments (Note 28)	(246)	(179)
Minus: Payments of companies held for sale and sold	169	205
Disposals	(288)	(387)
Inclusion of companies	14
Accrued interests	259	178
Translation differences and hyperinflation adjustments	29	(766)
Transfers and others	(59)	(1,165)
Balance at end of period	8,070	5,294
Accrued interests of lease liabilities including held-for-sale	€ 274	€ 193